RELATED PARTY TRANSACTIONS AND BALANCES (Details Textual)	6 Months Ended		9 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CAD	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 CAD shares	Dec. 31, 2013 USD ($)	Mar. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Due from Related Parties	$ 42,151		$ 44,986			$ (149,899)
Debt Instrument, Basis Spread on Variable Rate	1.00%	1.00%	1.00%	1.00%
Repayments of Related Party Debt	$ 37,837	CAD 44,000	$ 37,837	CAD 44,000
Accounts Payable, Related Parties	42,151
Director [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	85,947		$ 85,947	CAD 95,000	$ 0
Stock Issued During Period, Shares, Issued for Services | shares			105,555	105,555
Accounts Payable, Related Parties			$ 0			48,673
Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	22,115
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	6,567		4,220			16,235
Chief Technology Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	7,448		$ 5,930			$ 0
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties	$ 8,893